Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Summary of other assets

	December 31, 2021	December 31, 2020

Long-term value added tax and other taxes recoverable	$38,822	$32,148
Prepaid forestry fees	1,824	2,655
Prepaid loan costs	2,020	2,191
Investment in marketable securities and debt securities	59,849	—
Other	1,508	2,568
	$104,023	$39,562